Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2014
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥195	¥—	¥195	¥195	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	19	1	20	1	19

Total	¥—	¥214	¥1	¥215	¥196	¥19

	Billions of yen
	September 30, 2014
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥173	¥—	¥173	¥173	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	7	1	8	1	7

Total	¥—	¥180	¥1	¥181	¥174	¥7

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2014	September 30, 2014
Fair value of retained interests(1)	¥201	¥165
Weighted-average life (Years)	7.5	6.8
Constant prepayment rate	6.2%	7.7%
Impact of 10% adverse change	(2.3)	(2.1)
Impact of 20% adverse change	(4.0)	(3.9)
Discount rate	5.3%	3.5%
Impact of 10% adverse change	(1.5)	(0.9)
Impact of 20% adverse change	(2.6)	(1.7)

(1)	The sensitivity analysis covers the material retained interests held of ¥201 billion out of ¥215 billion as of March 31, 2014 and ¥165 billion out of ¥181 billion as of September 30, 2014.
Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31, 2014	September 30, 2014
Assets
Trading assets
Equities	¥99	¥89
Debt securities	64	57
Mortgage and mortgage-backed securities	23	25
Long-term loans receivable	7	7

Total	¥193	¥178

Liabilities
Long-term borrowings	¥182	¥167

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2014	September 30, 2014
Consolidated VIE assets
Cash and cash equivalents	¥18	¥21
Trading assets
Equities	289	391
Debt securities	393	432
Mortgage and mortgage-backed securities	66	71
Derivatives	2	2
Private equity investments	1	1
Securities purchased under agreements to resell	32	20
Office buildings, land, equipment and facilities	12	15
Other(1)	70	29

Total	¥883	¥982

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥33	¥18
Derivatives	9	9
Securities sold under agreements to repurchase	23	13
Borrowings
Long-term borrowings	424	640
Other	4	2

Total	¥493	¥682

(1)	Includes aircraft purchase deposits of ¥5 billion as of March 31, 2014. There was no aircraft purchase deposit as of September 30, 2014, due to the completion of aircraft delivery. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 15 “Commitments, contingencies and guarantees” for further information.

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2014
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥67	¥—	¥67
Debt securities	211	—	211
Mortgage and mortgage-backed securities	2,308	—	2,308
Investment trust funds and other	185	—	185
Derivatives	0	—	4
Private equity investments	25	—	25
Loans
Short-term loans	11	—	11
Long-term loans	164	—	164
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	49

Total	¥2,975	¥—	¥3,028

	Billions of yen
	September 30, 2014
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥63	¥—	¥63
Debt securities	251	—	251
Mortgage and mortgage-backed securities	2,212	—	2,212
Investment trust funds and other	500	—	500
Derivatives	0	—	2
Private equity investments	24	—	24
Loans
Short-term loans	11	—	11
Long-term loans	253	—	253
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	46

Total	¥3,318	¥—	¥3,366